COMBINED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) (USD $)	6 Months Ended
	Apr. 30, 2013	Apr. 30, 2012
Statement of Other Comprehensive Income [Abstract]
Net loss	$ (3,500,048)	$ (1,006,848)
Defined benefit pension
Deferred actuarial loss, net of deferred tax expense	0	0
Other comprehensive loss	0	0
Total comprehensive loss	$ (3,500,048)	$ (1,006,848)